Intangible assets (Details 8) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets	$ 824,151	$ 700,866
BRAZIL
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets	254,780	190,695
CAYMAN ISLANDS
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets	215,231	213,489
CHILE
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets	117,270	101,369
COLOMBIA
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets	81,308	60,062
MEXICO
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets	4,127	0
UNITED KINGDOM
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets	149,258	125,876
UNITED STATES
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets	32	9,375
Other
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets	$ 2,145	$ 0